Dividends Narrative (Details) £ / shares in Units, £ in Millions			12 Months Ended
	Jun. 02, 2017 GBP (£) £ / shares	Jun. 02, 2017 $ / shares	Mar. 31, 2018 GBP (£) £ / shares	Mar. 31, 2017 GBP (£) £ / shares	Mar. 31, 2016 GBP (£) £ / shares
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share) | £ / shares			£ 0.3044
Dividends declared before financial statements authorised for issue | £			£ 1,000
Cash dividends paid (GBP per share) | £ / shares			£ 128.965	£ 43.51	£ 43.16
Cash dividends paid, special dividend | £			£ 4,487	£ 1,463	£ 1,337
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share) | £ / shares	£ 0.84375		£ 84.375	£ 0.00	£ 0.00
Cash dividends paid, special dividend | £	£ 3,170		£ 3,171	£ 0	£ 0
Special dividend - American Depositary Share
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share) | $ / shares		$ 5.4224